CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 170,914	$ 184,586
Cost of revenues	113,375	119,057
Gross profit	57,539	65,529
Operating expenses:
Research and development, net	15,581	17,232
Sales and Marketing	24,019	22,769
General and administrative	12,376	8,158
Restructuring and related charges	3,732	1,416
Acquisition- and integration-related charges	704	1,377
Total operating expenses	56,412	50,952
Operating income	1,127	14,577
Financial and other expenses, net	1,906	4,777
Income (loss) before taxes	(779)	9,800
Taxes on income	1,468	1,564
Net income (loss)	$ (2,247)	$ 8,236
Basic net income (loss) per share	$ (0.03)	$ 0.1
Diluted net income (loss) per share	$ (0.03)	$ 0.09
Weighted average number of shares used in computing basic net income (loss) per share	89,108,772	85,632,241
Weighted average number of shares used in computing diluted net income (loss) per share	89,108,772	87,753,163